Contingencies - Additional Information (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Contingent Liabilities [Line Items]
Bank guarantee outstanding in respect of rental deposit	$ 43,000	$ 39,391
Within One Year
Disclosure Of Contingent Liabilities [Line Items]
Amount payable		263,241
More Than One Year
Disclosure Of Contingent Liabilities [Line Items]
Amount payable	$ 11,548,205	$ 11,518,745